Loans and financings	12 Months Ended
Dec. 31, 2025
Loans And Financings
Loans and financings

24	Loans and financings

Accounting policy

Loans and financings are initially recognized at fair value, net of transaction costs incurred, and are subsequently measured at amortized cost, unless they are designated as fair value option, if necessary to eliminate the accounting mismatch that would arise if amortized cost were used. Any difference between the proceeds (net of transaction costs) and the total amount payable is recognized in the income statement as interest expense over the period of the loans using the effective interest rate method, except for the loans measured at fair value.

Loans and financings are classified as current liabilities unless the Company has the unconditional right to defer repayment of the liability for at least 12 months after the reporting period.

Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the drawdown occurs.

To the extent that there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

(a)	Composition

					Total		Fair value
				2025	2024	2025	2024
Type	Average interest rate	Current	Non-current	Total	Total	Total	Total
Eurobonds – USD	Pre-USD 6.67%	18,969	1,202,602	1,221,571	1,231,129	1,394,529	1,247,522
BNDES	TJLP + 2.82% SELIC + 3.10% TLP - IPCA + 5,89%	28,290	147,069	175,359	177,397	164,974	156,565
Export credit notes	SOFR TERM + 2.50% SOFR + 2.40%	937	121,211	122,148	184,135	123,799	184,737
Debentures	CDI+ 1.50%	4,595	117,529	122,124	107,310	123,185	105,012
Other		2,624	62,158	64,782	62,662	61,943	58,779
		55,415	1,650,569	1,705,984	1,762,633	1,868,430	1,752,615
Current portion of long-term loans and financings (principal)		28,183
Interest in loans and financings		27,232

(b)	Loans and financing transactions during the year ended on December 31, 2025

On April 8, 2025, the Company completed a bond offering of USD 500,000 for a term of 12 years at an interest rate of 6.60% per year. The proceeds were used to fully repurchase the 2027 Senior Notes and partially repurchase the 2028 Senior Notes through a combination of a tender offer and a make-whole call, executed on April 8 and May 23, 2025, respectively. The Company repurchased USD 215,496 (100%) of the 2027 Notes and USD 289,483 (72.3%) of the 2028 Notes.

The total disbursement for these transactions amounted to USD 527,911, comprising USD 504,979 of principal, USD 6,977 in accrued interest, USD 15,046 in premium, USD 909 in agent fees and other related costs, and USD 1,905 in loss on bond repurchase related to the write-down of debt issuance costs, resulting in a total loss of USD 17,860 recognized in profit or loss for the period. The redemption price was determined based on the greater of par value or the present value of future cash flows, discounted at the US Treasury rate plus 50 basis points, plus accrued interest. Following the transactions, the remaining outstanding principal of the 2028 Notes was USD 111,018.

On May 13, 2025, to strengthen its short-term liquidity position, the Company entered an ACC with a top-tier financial institution for a principal amount of USD 40,000 (BRL 223,700), at an annual interest rate of 5.35%. The loan had a six-month maturity and was settled in a single installment upon submission of export documentation as defined in the debt agreement. Upon maturity, the Company fully settled the ACC, repaying the principal amount and USD 1,070 in accrued interest.

Following this settlement, no outstanding balance remains under this facility.

On December 29, 2025, the Company made a partial repayment of its Export Credit Note maturing in 2027, which originally had an outstanding principal balance of USD 90,000. The Company repaid USD 60,000 of principal, together with USD 1,080 of accrued interest associated with the repaid portion. Following this transaction, as of December 31, 2025, the remaining outstanding balance of the Export Credit Note amounted to USD 30,550 in principal amount, plus the related accrued interest.

(c)	Changes in the year

	2025	2024
Balance at the beginning of the year	1,762,633	1,725,566
New loans and financings	542,414	799,439
Debt issue costs	(4,931)	(7,577)
Interest accrual	137,208	133,730
Changes in fair value of financing liabilities related to changes in the Company's own credit risk	328	1,572
Changes in fair value of loans and financings – note 10	(2,052)	3,627
Debt modification gain – note 10	-	(3,142)
Loss on bonds repurchase	1,905	3,348
Payments of loans and financings	(632,856)	(681,475)
Foreign exchange effects	40,606	(84,387)
Interest paid on loans and financings	(139,271)	(128,068)
Balance at the end of year	1,705,984	1,762,633

(d)	Maturity profile

							2025
	2026	2027	2028	2029	2030	As from 2031	Total
Eurobonds – USD (i)	18,969	(1,132)	110,050	(953)	(953)	1,095,590	1,221,571
BNDES	28,290	18,810	18,810	13,665	13,665	82,119	175,359
Export credit notes (i)	938	29,514	(487)	92,183	-	-	122,148
Debentures (i)	4,595	(185)	(185)	(185)	118,084	-	122,124
Other	2,623	2,432	52,432	2,432	2,432	2,431	64,782
	55,415	49,439	180,620	107,142	133,228	1,180,140	1,705,984

(i) The negative balances refer to related funding costs (fee) amortization.

(e)	Analysis by currency

			2025	2024
	Current	Non-current	Total	Total
USD	20,055	1,373,814	1,393,869	1,465,434
BRL	35,360	276,755	312,115	297,199
	55,415	1,650,569	1,705,984	1,762,633

(f)	Analysis by index

			2025	2024
	Current	Non-current	Total	Total
Fixed rate	18,969	1,202,602	1,221,571	1,231,129
SOFR	1,086	171,211	172,297	234,307
TLP	17,867	147,069	164,936	158,052
CDI	4,595	117,529	122,124	107,310
TJLP	5,709	12,158	17,867	18,813
BNDES SELIC	7,189	-	7,189	13,022
	55,415	1,650,569	1,705,984	1,762,633

(g)	Changes in liabilities arising from financing activities

	Loans and financings	Lease liabilities	Other financial instruments net	Dividends payable	Attributable to NEXA’s shareholders	Attributable to non-controlling interests
At December 31, 2023	1,725,566	77,405	38,229	2,830	1,197,324	254,713

Cash flows from activities
Operating activities	(128,068)	(11,645)	(4,762)	-	(205,030)	17,623
Investing activities	-	-	-	-	-	-
Financing activities	110,387	(32,056)	-	(15,529)	(4,635)	4,279

Non-cash financing transactions
Interest, foreign exchange and other financial effects	193,675	2,652	(150)	2,422	(9,082)	-
Changes in Fair Value of loans and financings	3,627	-	-	-	-	-
Changes in debt modification gain	(3,142)	-	-	-	-	-
Changes in Fair Value of derivative financial instruments	-	-	(194)	-	-	-
Changes in fair value of energy forward contracts	-	-	(81)	-	-	-
Fair value of financial instruments in commodity contracts	-	-	3,347	-	-	-
Price cap realized in offtake agreement	-	-	(3,246)	-	-	-
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	1,572	-	-	-	(1,572)	-
Addition of new contracts	-	65,099	-	-	-	-
Dividends distribution to non-controlling interests	-	-	-	17,351	-	(17,351)
Cash flow hedge accounting	-	-	872	-	644	-
Currency translation adjustment	(140,984)	(5,556)	(2,163)	(3,367)	(163,719)	(12,901)
At December 31, 2024	1,762,633	95,899	31,852	3,707	813,930	246,363

Cash flows from activities
Operating activities	(139,271)	(9,807)	(1,687)	(1,226)	116,583	90,518
Investing activities	-	3,745	-	-	997	-
Financing activities	(95,373)	(43,616)	-	(34,267)	(12,887)	838

Non-cash financing transactions
Interest, foreign exchange and other financial effects	110,268	5,994	15	(303)	19,701	-
Loss on bonds repurchase	1,905	-	-	-	-	-
Changes in fair value of loans and financings	(2,052)	-	-	-	-	-
Changes in fair value of derivative financial instruments	-	-	(4,116)	-	-	-
Changes in fair value of energy forward contracts	-	-	(9,608)	-	-	-
Changes in fair value of offtake agreement	-	-	49,254	-	-	-
Price cap realized in offtake agreement	-	-	(5,011)	-	-	-
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	328	-	-	-	(328)	-
Addition of new contracts	-	54,296	-	-	-	-
Renegotiation of contracts	-	7,919	-	-	-	-
Dividends distribution to non-controlling interests	-	-	-	57,289	-	(57,289)
Cash flow hedge accounting	-	-	5,150	-	(3,691)	-
Currency translation adjustment	67,546	6,704	1,277	1,718	68,629	6,199
Balance at the end of year	1,705,984	121,134	67,126	26,918	1,002,934	286,629

(h)	Guarantees and financial covenants

The Company had certain loans and financings that are subject to specific financial covenants at a consolidated level, including: (i) leverage ratio; (ii) capitalization ratio; and (iii) debt service coverage ratio.

During 2025, the Company had engaged in negotiations with BNDES and, on December 22, 2025, the Company signed a letter with BNDES (“the Letter”) authorizing: (i) the waiver of the financial covenants applicable to the fiscal year ended December 31, 2025, and (ii) the replacement of such covenants with a new contractual obligation to maintain a minimum corporate credit rating. The waiver and replacement of such covenants are already in place as of December 31, 2025, although the corresponding amendments to the loan agreements are expected to be executed within 120 days from the issuance of this Letter.

Pursuant to the Letter, the former financial ratio covenants were substituted with minimum global-scale corporate credit ratings as follows: (i) Fitch Ratings: BB+, and (ii) Moody’s: Ba3.

As of December 31, 2025, the Company was in compliance with these ratings, and management has not identified any conditions indicating a potential downgrade below the required levels. Accordingly, the previous covenant requirements no longer affect the loan’s classification or maturity profile.

The substitution of the former financial ratios for a minimum rating covenant does not alter the economic substance of the financing arrangement. From the issuance of the Letter onwards, early repayment may only be triggered if the Company fails to maintain the required ratings, subject to applicable contractual cure periods. Accordingly, only the portion of the BNDES financing that was originally scheduled for settlement within twelve months after December 31, 2025 is classified as a current liability, with the remaining balance classified as a non-current liability.